UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/  Gerald Hill     Souderton, PA     July 21, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $157,861 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2473    52569 SH       OTHER                   52569        0        0
ADOBE SYS INC                  COM              00724F101     2382    84177 SH       OTHER                   84177        0        0
AETNA INC NEW                  COM              00817Y108     1680    67077 SH       OTHER                   67077        0        0
AIR PRODS & CHEMS INC          COM              009158106     2269    35137 SH       OTHER                   35137        0        0
ALLSTATE CORP                  COM              020002101     2401    98398 SH       OTHER                   98398        0        0
AMGEN INC                      COM              031162100     2248    42468 SH       OTHER                   42468        0        0
ANADARKO PETE CORP             COM              032511107     2581    56858 SH       OTHER                   56858        0        0
APACHE CORP                    COM              037411105     2883    39959 SH       OTHER                   39959        0        0
APPLE INC                      COM              037833100     3190    22397 SH       OTHER                   22397        0        0
AT&T INC                       COM              00206R102     2695   108507 SH       OTHER                  108507        0        0
BANK OF AMERICA CORPORATION    COM              060505104      291    22083 SH       SOLE                    22083        0        0
BB&T CORP                      COM              054937107      551    25081 SH       OTHER                   25081        0        0
BECTON DICKINSON & CO          COM              075887109     2717    38105 SH       OTHER                   38105        0        0
CAPITAL ONE FINL CORP          COM              14040H105     1615    73821 SH       OTHER                   73821        0        0
CATERPILLAR INC DEL            COM              149123101     1817    54980 SH       OTHER                   54980        0        0
CHEVRON CORP NEW               COM              166764100      231     3480 SH       OTHER                    3480        0        0
CISCO SYS INC                  COM              17275R102     2358   126459 SH       OTHER                  126459        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1395    98950 SH       OTHER                   98950        0        0
CONOCOPHILLIPS                 COM              20825C104     2386    56719 SH       OTHER                   56719        0        0
CVS CAREMARK CORPORATION       COM              126650100     2612    81951 SH       OTHER                   81951        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1883    80703 SH       OTHER                   80703        0        0
E M C CORP MASS                COM              268648102     1907   145567 SH       OTHER                  145567        0        0
EATON CORP                     COM              278058102      290     6494 SH       SOLE                     6494        0        0
EBAY INC                       COM              278642103      250    14572 SH       OTHER                   14572        0        0
EXELON CORP                    COM              30161N101     3564    69596 SH       OTHER                   69596        0        0
EXXON MOBIL CORP               COM              30231G102     5368    76789 SH       OTHER                   76789        0        0
FRANKLIN RES INC               COM              354613101     2496    34667 SH       OTHER                   34667        0        0
GENERAL ELECTRIC CO            COM              369604103     2173   185396 SH       OTHER                  185396        0        0
GENERAL MLS INC                COM              370334104     2408    42978 SH       OTHER                   42978        0        0
GILEAD SCIENCES INC            COM              375558103     2210    47192 SH       OTHER                   47192        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     1719    48650 SH       OTHER                   48650        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2709    18374 SH       OTHER                   18374        0        0
HALLIBURTON CO                 COM              406216101     2178   105216 SH       OTHER                  105216        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109      628   132836 SH       OTHER                  132836        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      461    34150 SH       OTHER                   34150        0        0
HEWLETT PACKARD CO             COM              428236103     2539    65704 SH       OTHER                   65704        0        0
HONEYWELL INTL INC             COM              438516106     2194    69874 SH       OTHER                   69874        0        0
INTEL CORP                     COM              458140100     2087   126091 SH       OTHER                  126091        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3139    30062 SH       OTHER                   30062        0        0
JOHNSON & JOHNSON              COM              478160104     2991    52664 SH       OTHER                   52664        0        0
KIMBERLY CLARK CORP            COM              494368103     2580    49215 SH       OTHER                   49215        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2225    32067 SH       OTHER                   32067        0        0
MCDONALDS CORP                 COM              580135101     1965    34182 SH       OTHER                   34182        0        0
MCGRAW HILL COS INC            COM              580645109     1537    51030 SH       OTHER                   51030        0        0
MERCK & CO INC                 COM              589331107      236     8425 SH       OTHER                    8425        0        0
MORGAN STANLEY                 COM NEW          617446448     2779    97462 SH       OTHER                   97462        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      193    41905 SH       OTHER                   41905        0        0
NIKE INC                       CL B             654106103     1870    36107 SH       OTHER                   36107        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2087    55394 SH       OTHER                   55394        0        0
ORACLE CORP                    COM              68389X105     2696   125862 SH       OTHER                  125862        0        0
PARKER HANNIFIN CORP           COM              701094104      232     5400 SH       SOLE                     5400        0        0
PEPSICO INC                    COM              713448108     2466    44863 SH       OTHER                   44863        0        0
PNC FINL SVCS GROUP INC        COM              693475105      555    14289 SH       OTHER                   14289        0        0
POTASH CORP SASK INC           COM              73755L107     1753    18841 SH       OTHER                   18841        0        0
POWERSHARES ETF TRUST          FINL PFD PTFL    73935X229      318    21900 SH       SOLE                    21900        0        0
PPL CORP                       COM              69351T106     4094   124202 SH       OTHER                  124202        0        0
PROCTER & GAMBLE CO            COM              742718109     2855    55863 SH       OTHER                   55863        0        0
QUALCOMM INC                   COM              747525103     2625    58082 SH       OTHER                   58082        0        0
ROYAL BANCSHARES PA INC        CL A             780081105       24    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     2679    49503 SH       OTHER                   49503        0        0
SELECTIVE INS GROUP INC        COM              816300107      797    62388 SH       SOLE                    62388        0        0
STATE STR CORP                 COM              857477103     2706    57330 SH       OTHER                   57330        0        0
STRYKER CORP                   COM              863667101     1233    31037 SH       OTHER                   31037        0        0
SYSCO CORP                     COM              871829107     2192    97530 SH       OTHER                   97530        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2395    46096 SH       OTHER                   46096        0        0
UNIVEST CORP PA                COM              915271100    23819  1175644 SH       OTHER                 1175644        0        0
VALERO ENERGY CORP NEW         COM              91913Y100      346    20510 SH       OTHER                   20510        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2383    77537 SH       OTHER                   77537        0        0
WELLS FARGO & CO NEW           COM              949746101     2252    92821 SH       OTHER                   92821        0        0